Equity Incentive Plans	6 Months Ended
Jun. 30, 2023
Equity Incentive Plans
Equity Incentive Plans

NOTE 5 – Equity Incentive Plans

2023 Equity Incentive Plan

On June 30, 2023, the Company’s shareholders approved the 2023 Equity Incentive Plan (the “2023 Plan”), which provides for the grant of stock options, both incentive stock options and nonqualified stock options, stock, with and without vesting restrictions, restricted stock units and stock appreciation rights, to be granted to employees, directors and consultants. The Company is permitted to grant up to 980,000,000 ordinary share incentive awards under the 2023 Plan.

All outstanding ordinary shares under the 2014 Equity Incentive Plan (the “2014 Plan”) relating to stock options and restricted stock units may be issued under the 2023 Plan if such awards are forfeited, cancelled or expire unexercised. As of June 30, 2023, the Company had 855,637,300 outstanding stock options and restricted stock units under the 2014 Plan. Accordingly, the total number of ordinary shares that may ultimately be issued under rights granted under the 2023 Plan, including shares subject to outstanding grants under the 2014 Plan, shall not exceed 1,835,637,300 ordinary shares. In addition, if an award issued under the 2023 Plan is terminated or results in any shares not being issued, the unissued or reacquired shares shall again be available for issuance under the 2023 Plan. As of June 30, 2023, 736,944,200 remained available for issuance under the 2023 Plan.

The 2023 and 2014 Plans provide that they be administered by the compensation committee of the board of directors. The exercise price for stock option awards may not be less than 100% of the fair market value of the Company’s ordinary shares on the date of grant and the term of awards may not be greater than ten years. The Company determines the fair value of its ordinary shares based on the quoted market price of its ADSs. Vesting periods are determined at the discretion of the compensation committee. Awards granted to employees typically vest over two to four years and directors over one year.

2014 Equity Incentive Plan

Under the 2014 Plan the Company was authorized to grant stock options, restricted stock units and other awards, to employees, members of the board of directors and consultants. Upon effectiveness of the 2023 Plan no further awards were available to be issued under the 2014 Plan.

Options

The following is a summary of the Company’s option activity under the 2014 Plan and the 2023 Plan for the six months ended June 30, 2023:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number of	exercise	term	intrinsic
	ordinary shares	price	(in years)	value
Outstanding as of December 31, 2022	513,673,885	$0.02	8.7	$—
Granted	191,690,700	$—
Exercises	—	$—
Forfeited	(25,252,185)	$0.02
Outstanding at June 30, 2023	680,112,400	$0.01	8.7	$15,269
Exercisable at June 30, 2023	195,249,175	$0.03	7.1	$—

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock for those options that had exercise prices lower than the fair value of the Company’s common stock.

The weighted-average grant-date fair value per share of options granted during the six months ended June 30, 2023 was less than $0.01.

Option Valuation

The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	Six Months Ended June 30,
	2023	2022
Risk-free interest rate	3.8%	2.8%
Expected dividend yield	—	—
Expected term (in years)	6.0	6.1
Expected volatility	99.3%	76.9%

Restricted Stock Units

The 2014 Plan provided, and the 2023 Plan provides, for the award of restricted stock units (“RSUs”). RSUs are granted to employees that are subject to time-based vesting conditions that lapse between one year and two years from date of grant, assuming continued employment. The Company estimates the fair value of its time-based RSUs based on the Company’s closing ADS price on the date of grant. The Company recognizes compensation expense for RSU grants on a straight-line basis.

The following table summarizes the Company’s restricted stock activity for the six months ended June 30, 2023:

		Weighted
		average
	Number of	grant date
	ordinary shares	fair value
Unvested as of December 31, 2022	21,475,400	$0.01
Granted	407,843,000	$0.00
Vested	(10,737,700)	$0.01
Forfeited	—	$—
Unvested as of June 30, 2023	418,580,700	$0.00

The fair value of time-based RSUs that vested during the six months ended June 30, 2023 and 2022 were $126,705 and $0, respectively.

Stock-Based Compensation Expense

The Company classifies stock-based compensation expense in the statement of operations in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified. Total stock-based compensation expense attributable to stock-based payments made to employees, consultants and directors included in operating expenses in the Company's condensed consolidated statements of operations and comprehensive loss for the six months ended June 30, 2023 and 2022 was as follows:

	Six Months Ended June 30,
	2023	2022
Stock-based compensation:
Research and development	$63,273	$57,398
General and administrative	478,253	164,294
Total stock-based compensation expense	$541,526	$221,692

As of June 30, 2023, total unrecognized compensation cost related to unvested share-based payment awards was $3.0 million, which is expected to be recognized over a weighted average period of 2.9 years.